Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments [Abstract]
Schedule of Derivative Instruments Gain (Loss) in Statement Of Financial Performance

Derivatives designated in cash flow hedging relationships recognized in OCI (Effective Portion)	Change in Fair Value of Hedging instrument recognized in OCI (Effective Portion)			Location of Gain/(loss) Reclassified into consolidated statements of comprehensive /income (Effective Portion)	Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)			Amount of Gain recorded in OCI (Effective Portion)			Location of Gain/(loss) Recognized in the consolidated statements of comprehensive /income (ineffective portion)	Amount of Gain/(Loss) recognized in the consolidated statements of comprehensive / income
	2015	2014	2013		2015	2014	2013	2015	2014	2013		2015	2014	2013

Interest rate swaps	-	-	(4)	Interest expense and finance cost	-	-	(466)	-	-	462		-	-	4